UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    7/22/2008
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          129
                                         -----------
Form 13F Information Table Value Total:     $173,680
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INCORPORATED             COM              001055102       12     195 SH       SOLE    195         0      0    0
A T & T INC                    COM              00206R102       54    1590 SH       SOLE    1590        0      0    0
ABBOTT LABS                    COM              002824100     2592   48938 SH       SOLE    48938       0      0    0
ADOBE SYS INC                  COM              00724F101    63165 1603990 SH       SOLE    1603990     0      0    0
AMERICAN EXPRESS CO            COM              025816109     1238   32875 SH       SOLE    32075       0      0  800
AMERIPRISE FINANCIAL           COM              03076C106      150    3680 SH       SOLE    3680        0      0    0
AMERIGAS PARTNERS LP           COM              030975106      112    3525 SH       SOLE    3525        0      0    0
APPLE INCORPORATED             COM              037833100     2319   13850 SH       SOLE    13720       0      0  130
ARGAN, INC                     COM              04010E109       36    2580 SH       SOLE    2580        0      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104       67     960 SH       SOLE    960         0      0    0
BP PRUDHOE BAY ROYALTY TR      COM              055630107      517    5000 SH       SOLE    5000        0      0    0
IPATH DJ AIG AGRI ETN          COM              06739H206     3875   57895 SH       SOLE    57445       0      0  450
BHP BILLITON LIMITED           COM              088606108      251    2950 SH       SOLE    2950        0      0    0
BIOMED REALTY TRUST INC        COM              09063H107       74    3000 SH       SOLE    3000        0      0    0
BLACKROCK MUNIVEST FUND        COM              09253R105      151   17700          SOLE    17700       0      0    0
BOEING CO                      COM              097023105     1509   22960 SH       SOLE    22710       0      0  250
BRIDGELINE SOFTWARE            COM              10807Q205      966  367397 SH       SOLE    367397      0      0    0
BUCKEYE PARTNERS               COM              118230101      324    7570 SH       SOLE    7570        0      0    0
CVS/CAREMARK                   COM              126650100     2777   70200 SH       SOLE    69650       0      0  550
CADBURY PLC ADR                COM              12721E102     2359   46890 SH       SOLE    46890       0      0    0
CATERPILLAR INC                COM              149123101       44     600 SH       SOLE    600         0      0    0
CHESAPEAKE ENERGY CORP         COM              165167107     1893   28700 SH       SOLE    28400       0      0  300
CHEVRON CORP                   COM              166764100      397    4000 SH       SOLE    4000        0      0    0
CISCO SYS INC                  COM              17275R102      682   29350 SH       SOLE    29350       0      0    0
COCA COLA CO                   COM              191216100       89    1709 SH       SOLE    1709        0      0    0
COLGATE PALMOLIVE CO           COM              194162103       15     210 SH       SOLE    210         0      0    0
COMPANHIA VALE DO RIO DOC      COM              204412209       56    1550 SH       SOLE    1550        0      0    0
CONAGRA FOODS, INC             COM              205887102       67    3500 SH       SOLE    3500        0      0    0
CONOCOPHILLIPS                 COM              20825C104     2196   23260 SH       SOLE    23260       0      0    0
CUMMINS INC                    COM              231021106     1871   28550 SH       SOLE    28250       0      0  300
DPL INC                        COM              233293109       13     500 SH       SOLE    500         0      0    0
DREYFUS STRATEGIC MUNS IN      COM              261932107      137   17000          SOLE    17000       0      0    0
E M C CORP MASS                COM              268648102       51    3450 SH       SOLE    3450        0      0    0
EBAY INC                       COM              278642103     1123   41100 SH       SOLE    41100       0      0    0
ENTERPRISE PRODUCTS LP         COM              293792107      111    3750 SH       SOLE    3750        0      0    0
EXELON CORP                    COM              30161N101     2389   26560 SH       SOLE    26560       0      0    0
EXXON MOBIL CORP               COM              30231G102     5184   58823 SH       SOLE    57587       0      0 1236
FISERV INC WISCONSIN           COM              337738108     2011   44329 SH       SOLE    44329       0      0    0
GENERAL ELEC CO                COM              369604103     3833  143648 SH       SOLE    142208      0      0 1440
GENERAL MLS INC                COM              370334104       91    1500 SH       SOLE    1500        0      0    0
GENZYME CORP                   COM              372917104       11     150 SH       SOLE    150         0      0    0
GOLDCORP INC                   COM              380956409       23     500 SH       SOLE    500         0      0    0
GOOGLE INC                     COM              38259P508     2020    3838 SH       SOLE    3838        0      0    0
HCP INC                        COM              40414L109      238    7496 SH       SOLE    7496        0      0    0
HEALTH CARE INDUSTRIES RE      COM              42217K106       20     450 SH       SOLE    450         0      0    0
HEWLETT PACKARD CO             COM              428236103      133    3000 SH       SOLE    3000        0      0    0
HOME DEPOT INC                 COM              437076102        7     300 SH       SOLE    300         0      0    0
HUGOTON ROYALTY TRUST          COM              444717102      170    4599 SH       SOLE    4599        0      0    0
INTEL CORP                     COM              458140100     2612  121677 SH       SOLE    120777      0      0  900
INTERNATIONAL BUSINESS MA      COM              459200101     3284   27704 SH       SOLE    27294       0      0  410
IRON MTN INC PA                COM              462846106       58    2175 SH       SOLE    2175        0      0    0
ISHARES MSCI AUSTRALIA IN                       464286103     1116   42175 SH       SOLE    42175       0      0    0
ISHARES BRASIL INDEX FUND                       464286400      755    8450 SH       SOLE    8450        0      0    0
ISHARES MSCI CANADA INDEX                       464286509        3     100 SH       SOLE    100         0      0    0
ISHARES MSCI SINGAPORE IN                       464286673     2265  182535 SH       SOLE    180885      0      0 1650
ISHARES MSCI TAIWAN INDEX                       464286731     1906  134905 SH       SOLE    133505      0      0 1400
ISHARES SOUTH KOREA                             464286772       23     450 SH       SOLE    450         0      0    0
ISHARES MSCI MEXICO            INVESTABLE MKT   464286822       17     300 SH       SOLE    300         0      0    0
ISHARES XINHUA CHINA                            464287184       26     200 SH       SOLE    200         0      0    0
ISHARES S&P 500 INDEX FUN                       464287200      863    6740 SH       SOLE    6740        0      0    0
ISHARES S&P GLOBAL TELECO                       464287275        5      75 SH       SOLE    75          0      0    0
ISHARES S&P GLOBAL HEALTH                       464287325     1129   21893 SH       SOLE    21893       0      0    0
ISHARES LATIN AMERICA ETF                       464287390     1946    7078 SH       SOLE    7078        0      0    0
ISHARES TRUST 1-3 YR TREA                       464287457    11475  138451 SH       SOLE    136601      0      0 1850
ISHARES SEMICONDUCTOR                           464287523       15     300 SH       SOLE    300         0      0    0
S & P NORTH AMERICAN TECH                       464287549        8     150 SH       SOLE    150         0      0    0
ISHARES NASDAQ BIOTECHNOL                       464287556      592    7700 SH       SOLE    7700        0      0    0
ISHARES RUSSELL 2000                            464287655       14     200 SH       SOLE    200         0      0    0
ISHARES DOW JONES                               464287812       44     800 SH       SOLE    800         0      0    0
ISHARES INTERMEDIATE CRED                       464288638       37     370 SH       SOLE    370         0      0    0
JPMORGAN CHASE & CO            COM              46625H100      547   15950 SH       SOLE    15950       0      0    0
JOHNSON & JOHNSON              COM              478160104     1302   20232 SH       SOLE    19532       0      0  700
JOHNSON CONTROLS INC           COM              478366107       43    1500 SH       SOLE    1500        0      0    0
KAYNE ANDERSON MLP INVEST      COM              486606106       30    1100 SH       SOLE    1100        0      0    0
KINDERMORGAN ENERGY LP         COM              494550106      377    6766 SH       SOLE    6766        0      0    0
LILLY ELI & CO                 COM              532457108       18     400 SH       SOLE    400         0      0    0
LOWES COMPANIES                COM              548661107       71    3400 SH       SOLE    3400        0      0    0
MANULIFE FINANCIAL CORP        COM              56501R106      112    3214 SH       SOLE    3214        0      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      230    4878 SH       SOLE    4878        0      0    0
MEDTRONIC INC                  COM              585055106     1091   21090 SH       SOLE    21090       0      0    0
MERCK & CO INC                 COM              589331107     1112   29516 SH       SOLE    29516       0      0    0
MICROSOFT CORP                 COM              594918104     2325   84550 SH       SOLE    83800       0      0  750
MICROCHIP TECH INC             COM              595017104        6     185 SH       SOLE    185         0      0    0
MILLIPORE CORP                 COM              601073109     1822   26854 SH       SOLE    26654       0      0  200
MONSANTO CORP                  COM              61166W101       80     630 SH       SOLE    630         0      0    0
NATIONAL OILWELL VARCO IN      COM              637071101       58     650 SH       SOLE    650         0      0    0
NOKIA CORP ADR-S SHS SPON      COM              654902204       66    2700 SH       SOLE    2700        0      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105     1741   19375 SH       SOLE    19375       0      0    0
OMEGA HEALTHCARE INVS          COM              681936100       21    1250 SH       SOLE    1250        0      0    0
PPG INDS INC                   COM              693506107       52     900 SH       SOLE    900         0      0    0
PAYCHEX INC                    COM              704326107       90    2875 SH       SOLE    2875        0      0    0
PEPSICO INC                    COM              713448108     1187   18659 SH       SOLE    18659       0      0    0
PETROCHINA CO LTD              COM              71646E100      103     800 SH       SOLE    800         0      0    0
PETROLIO BRASILEIRO ADR        COM              71654V408     2475   34945 SH       SOLE    34945       0      0    0
PFIZER INC                     COM              717081103      619   35427 SH       SOLE    34257       0      0 1170
PLAINS ALL AMERICAN PIPEL                       726503105       49    1078 SH       SOLE    1078        0      0    0
POWERSHARES INDIA                               73935L100       12     600 SH       SOLE    600         0      0    0
POWERSHARES DYNAMIC ENERG                       73935X658       13     400 SH       SOLE    400         0      0    0
POWERSHARES INTERNATIONAL                       73935X716     1296   74170 SH       SOLE    73970       0      0  200
POWERSHARES DYNAMIC BIOTE                       73935X856       17    1000 SH       SOLE    1000        0      0    0
POWERSHARES U S DOLLAR IN                       73936D107     3004  133650 SH       SOLE    132650      0      0 1000
PROCTER & GAMBLE CO            COM              742718109     2198   36139 SH       SOLE    36139       0      0    0
SPDR GOLD TRUST                                 78463V107      711    7775 SH       SOLE    7775        0      0    0
SPDR INDEX SH S&P BRIC 40                       78463X798     1572   52590 SH       SOLE    52090       0      0  500
SAN JUAN BASIN ROYALTY TR                       798241105      297    6425 SH       SOLE    6425        0      0    0
SCHLUMBERGER LTD               COM              806857108     2879   26803 SH       SOLE    26753       0      0   50
SPDRFUND INDUSTRIAL                             81369Y704      102    3000 SH       SOLE    3000        0      0    0
SOUTHERN CO                                     842587107       42    1200 SH       SOLE    1200        0      0    0
STAPLES INC                    COM              855030102      188    7920 SH       SOLE    7920        0      0    0
STERICYCLE INC                                  858912108       88    1700 SH       SOLE    1700        0      0    0
STRYKER CORP                                    863667101      126    2000 SH       SOLE    2000        0      0    0
SYSCO CORP                     COM              871829107      656   23867 SH       SOLE    23867       0      0    0
TEVA PHARMACEUTICAL IND        COM              881624209        8     180 SH       SOLE    180         0      0    0
3M CO                          COM              88579Y101      176    2535 SH       SOLE    2535        0      0    0
TRAVELERS GROUP INC            COM              89417E109        8     175 SH       SOLE    175         0      0    0
US BANCORP DEL                 COM              902973304     2031   72850 SH       SOLE    72150       0      0  700
ULTRA PETROLEUM                COM              903914109     2569   26165 SH       SOLE    26165       0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1211   19625 SH       SOLE    19625       0      0    0
UNITEDHEALTH GROUP INC CO      COM              91324P102      210    8000 SH       SOLE    8000        0      0    0
VANGUARD CONSUMER STAPLES      ETF              92204A207       79    1210 SH       SOLE    1210        0      0    0
VANGUARD FINANCIALS ETF                         92204A405       57    1500 SH       SOLE    1500        0      0    0
VANGUARD INFO TECHNOLOGY       ETF              92204A702       74    1400 SH       SOLE    1400        0      0    0
VENTAS INC                     COM              92276F100       96    2250 SH       SOLE    2250        0      0    0
VORNADO REALTY TRUST           COM              929042109       62     700 SH       SOLE    700         0      0    0
WAL MART STORES INC            COM              931142103      911   16214 SH       SOLE    16214       0      0    0
WELLS FARGO & CO NEW COM       COM              949746101       67    2800 SH       SOLE    2800        0      0    0
WEYERHAEUSER CO                COM              962166104       26     500 SH       SOLE    500         0      0    0
WYETH                          COM              983024100      265    5533 SH       SOLE    5533        0      0    0
XTO ENERGY INC                 COM              98385X106     1386   20225 SH       SOLE    20225       0      0    0